Organization - Schedule of Operations of VIEs (Detail)	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Organization Consolidation And Presentation Of Financial Statements [Abstract]
Revenues	$ 1,156,249,391	¥ 8,049,577,016	¥ 5,112,097,579	¥ 4,749,249,922
Net income	$ 494,258,656	¥ 3,440,929,911	¥ 2,558,375,744	¥ 2,222,086,399